Corporate general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2025
Corporate General and Administrative Expenses [Abstract]
Disclosure of detailed information about components of corporate general and administrative expenses [Table Text Block]
	Year ended	Year ended
	December 31,	December 31,
	2025	2024

Salaries and employee benefits	$7,168	$3,581
Directors' fees	3,713	452
Share-based payments	8,658	1,292
Professional fees	5,488	1,501
Office and general	3,571	2,069
	$28,598	$8,895